AMG River Road Focused Absolute Value Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2020
	Shares	Value
Common Stocks - 99.5%
Communication Services - 30.3%
Alphabet, Inc., Class C*	4,236	$6,281,818
Comcast Corp., Class A	223,811	9,579,111
Discovery, Inc., Class C*	190,602	3,611,908
GCI Liberty, Inc., Class A*	110,470	8,659,743
Liberty Broadband Corp., Class C*	49,121	6,742,840
Liberty Media Corp.-Liberty SiriusXM, Class C*	134,218	4,696,288
Nintendo Co., Ltd., ADR (Japan)	75,065	4,129,326

Total Communication Services		43,701,034
Consumer Discretionary - 10.4%
Advance Auto Parts, Inc.	42,549	6,388,307
Cie Financiere Richemont, S.A., ADR (Switzerland)	525,454	3,226,287
LKQ Corp.*	192,677	5,431,565

Total Consumer Discretionary		15,046,159
Energy - 3.0%
Kinder Morgan, Inc.	311,328	4,389,725
Financials - 28.0%
Berkshire Hathaway, Inc., Class B*	68,147	13,341,820
Brookfield Asset Management, Inc., Class A (Canada)	197,521	6,385,854
Chubb, Ltd. (Switzerland)	49,467	6,294,181
Fidelity National Financial, Inc.	196,946	6,373,172
The Progressive Corp.	88,826	8,024,541

Total Financials		40,419,568
Health Care - 16.1%
Bristol-Myers Squibb Co.	91,737	5,381,292
McKesson Corp.	33,208	4,986,513
Premier, Inc., Class A*	215,509	7,536,350
	Shares	Value

UnitedHealth Group, Inc.	17,802	$5,390,090

Total Health Care		23,294,245
Industrials - 5.9%
Armstrong World Industries, Inc.	27,805	1,980,828
UniFirst Corp.	35,284	6,579,761

Total Industrials		8,560,589
Information Technology - 2.6%
Corning, Inc.	20,503	635,593
NCR Corp.*	167,773	3,092,056

Total Information Technology		3,727,649
Utilities - 3.2%
The AES Corp.	306,487	4,667,797

Total Common Stocks (Cost $131,414,339)		143,806,766
Short-Term Investments - 0.6%
Other Investment Companies - 0.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.07%[1]	284,036	284,036
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.09%[1]	284,036	284,036
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.11%[1]	292,644	292,644

Total Short-Term Investments (Cost $860,717)		860,716
Total Investments - 100.1% (Cost $132,275,056)		144,667,482
Other Assets, less Liabilities - (0.1)%		(142,177)
Net Assets - 100.0%		$144,525,305

*	Non-income producing security.
[1]	Yield shown represents the July 31, 2020, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt

AMG River Road Focused Absolute Value Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$143,806,766	—	—	$143,806,766
Short-Term Investments
Other Investment Companies	860,716	—	—	860,716
Total Investments in Securities	$144,667,482	—	—	$144,667,482

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended July 31, 2020, there were no transfers in or out of Level 3.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.